CASH, CASH EQUIVALENTS AND INVESTMENTS (Details 4) (USD $)	12 Months Ended				3 Months Ended	12 Months Ended		12 Months Ended	0 Months Ended	12 Months Ended		0 Months Ended	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2013 Convertible Bond	Jun. 30, 2013 IPTV operations	Dec. 31, 2012 IPTV operations	Aug. 31, 2012 IPTV operations	Dec. 31, 2013 AioTV	Nov. 30, 2012 AioTV Series B preferred stock	Dec. 31, 2012 UTStarcom Hong Kong Holdings Ltd. IPTV operations	Aug. 31, 2012 UTStarcom Hong Kong Holdings Ltd. IPTV operations Convertible Bond	Aug. 31, 2012 UTStarcom Hong Kong Holdings Ltd. UTStarcom Hong Kong Ltd. Convertible Bond	Dec. 31, 2013 UTStarcom Hong Kong Holdings Ltd. UTStarcom Hong Kong Ltd. Convertible Bond	Dec. 31, 2013 UTStarcom Hong Kong Holdings Ltd. UTStarcom Hong Kong Ltd. Convertible Bond Binomial-Model	Dec. 31, 2013 UTStarcom Hong Kong Holdings Ltd. UTStarcom Hong Kong Ltd. Convertible Bond Discounted cash flow model	Dec. 31, 2013 Minimum UTStarcom Hong Kong Holdings Ltd. UTStarcom Hong Kong Ltd. Convertible Bond	Dec. 31, 2013 Maximum UTStarcom Hong Kong Holdings Ltd. UTStarcom Hong Kong Ltd. Convertible Bond
CASH, CASH EQUIVALENTS AND INVESTMENTS
Payments to acquire available-for-sale equity securities									$ 8,000,000
Per share price of investment	$ 2.77								$ 0.320937
Equity method investment, ownership interest (as a percent)								44.00%
Impairment charge	9,400,000	3,043,000	476,000					0
Amount of consideration paid by the Company upon divestiture							30,000,000
Loss recorded on divestiture	1,307,000	16,239,000	(4,546,000)		(100,000)	17,500,000				17,500,000
Principal amount of consideration received											20,000,000
Interest rate of debt securities (as a percent)												6.50%	6.50%
Principal amount of debt securities to be converted if P&L run-rate break-even is achieved on or prior to the Maturity Date													5,000,000
Percentage of outstanding shares to be issued on conversion if operating income break-even is achieved on or prior to the Maturity Date													8.00%
Fair Value				20,000,000
Percentage of outstanding shares to be issued on conversion at the Maturity Date																25.00%	33.00%
Fair value of securities	53,971,000			45,971,000									20,000,000
Significant inputs for the valuation model used to estimate fair value of investments
Total fair value of Invested capital as at valuation date														$ 38,000,000
Risk-free interest rate (as a percent)														1.99%
Dividend Yield (as a percent)														3.00%	3.00%
Volatility rate (as a percent)														62.00%
Discount rate (as a percent)															37.00%
Estimated debt to equity ratio															1